GEOGRAPHIC AND SIGNIFICANT CUSTOMER INFORMATION - Schedule of Long-Lived Assets by Region (Details) - USD ($) $ in Thousands	Jan. 31, 2024	Jan. 31, 2023
Revenues from External Customers and Long-Lived Assets
Total property and equipment, net	$ 24,384	$ 25,874
Israel
Revenues from External Customers and Long-Lived Assets
Total property and equipment, net	18,814	20,090
United States
Revenues from External Customers and Long-Lived Assets
Total property and equipment, net	290	173
Other countries
Revenues from External Customers and Long-Lived Assets
Total property and equipment, net	$ 5,280	$ 5,611